Segment Reporting - Operating Results and Reconciliation of Segment Profit to Loss from Operations (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	$ 21,283	$ 16,480	$ 22,973	$ 17,800	$ 11,730
Cost of revenue	(10,188)	(9,076)	(12,361)	(9,777)	(9,128)
Selling, general, and administrative expenses	20,822	10,588	15,486	9,529	8,027
Research and development expenses	(10,469)	(8,253)	(11,635)	(8,990)	(7,547)
Loss from operations	(20,196)	(11,437)	(16,509)	(10,496)	(12,972)
Diagnostics segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Loss from operations	(3,464)	(1,486)	(2,378)
Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Loss from operations	9,421	9,820	13,420	12,496	6,924
Operating Segments [Member] | Life sciences segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	20,754	16,480	22,973	17,800	11,730
Selling, general, and administrative expenses	7,869	5,174	7,175	5,304	4,806
Loss from operations	12,885	11,306	15,798	12,496	6,924
Operating Segments [Member] | Diagnostics segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	529
Selling, general, and administrative expenses	3,993	1,486	2,378
Operating Segments [Member] | Service revenue [Member] | Life sciences segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	1,148	893	1,151	691	224
Operating Segments [Member] | Instruments [Member] | Diagnostics segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	488
Operating Segments [Member] | Instruments [Member] | Product revenue [Member] | Life sciences segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	7,226	6,262	8,786	7,112	6,472
Operating Segments [Member] | Consumables [Member] | Diagnostics segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	41
Operating Segments [Member] | Consumables [Member] | Product revenue [Member] | Life sciences segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	12,380	9,325	13,036	9,997	5,034
Segment Reconciling Items [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Cost of revenue	(10,188)	(9,076)	(12,361)	(9,777)	(9,128)
Research and development expenses	(10,469)	(8,253)	(11,635)	(8,990)	(7,547)
Unallocated selling, general and administrative expenses	$ (8,960)	$ (3,928)	$ (5,933)	$ (4,225)	$ (3,221)